PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)

Common Stocks – 67.3% of Net Assets
	France – 4.7%
454,627	Dassault Systemes SE	$16,348,228
98,236	LVMH Moet Hennessy Louis Vuitton SE	71,485,586
422,203	Vinci S.A.	42,088,097

		129,921,911

	Japan – 1.8%
2,082,561	Nomura Research Institute Ltd.	49,510,649

	Netherlands – 3.1%
155,597	ASML Holding NV	84,839,519

	Sweden – 2.4%
5,499,996	Atlas Copco AB, Class A	65,166,124

	Taiwan – 1.7%
3,095,000	Taiwan Semiconductor Manufacturing Co. Ltd.	44,950,105

	United Kingdom – 3.6%
677,658	Halma PLC	16,138,385
251,268	Linde PLC	81,958,596

		98,096,981

	United States – 50.0%
267,538	Accenture PLC, Class A	71,389,840
88,260	Adobe, Inc.(a)	29,702,138
651,656	Airbnb, Inc., Class A(a)	55,716,588
772,781	Alphabet, Inc., Class A(a)	68,182,468
700,701	Amazon.com, Inc.(a)	58,858,884
63,195	BlackRock, Inc.	44,781,873
114,606	Costco Wholesale Corp.	52,317,639
315,239	Cummins, Inc.	76,379,257
275,302	Danaher Corp.	73,070,657
169,360	Estee Lauder Cos., Inc. (The), Class A	42,019,910
145,377	Goldman Sachs Group, Inc. (The)	49,919,554
237,362	Home Depot, Inc. (The)	74,973,161
298,070	IQVIA Holdings, Inc.(a)	61,071,562
351,466	JPMorgan Chase & Co.	47,131,591
231,036	Mastercard, Inc., Class A	80,338,148
36,006	Mettler-Toledo International, Inc.(a)	52,044,873
198,484	NIKE, Inc., Class B	23,224,613
314,759	NVIDIA Corp.	45,998,880
121,353	Roper Technologies, Inc.	52,435,418
239,457	S&P Global, Inc.	80,203,727
435,711	Salesforce, Inc.(a)	57,770,921
94,942	Schneider Electric SE	13,333,140
187,848	Sherwin-Williams Co. (The)	44,581,966
175,477	Texas Instruments, Inc.	28,992,310
127,099	UnitedHealth Group, Inc.	67,385,348

Shares		Description	Value (†)

Common Stocks – continued
		United States – continued
392,531		Zions Bancorp N.A.	$19,296,824

			1,371,121,290

		Total Common Stocks (Identified Cost $1,777,881,310)	1,843,606,579

Principal Amount (‡)

Bonds and Notes – 31.7%
Non-Convertible Bonds – 29.1%
		Australia – 1.0%
$2,990,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,606,400
10,700,000		Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)	6,505,883
800,000		FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	665,347
670,000		GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	615,160
3,560,000		Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,225,823
5,000,000		Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A	3,835,913
4,000,000		Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A	3,407,165
11,610,000		New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,117,338
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	90,076
1,370,000		Westpac Banking Corp., 1.953%, 11/20/2028	1,165,039

			28,234,144

		Belgium – 0.1%
2,745,000		Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	2,377,129

		Brazil – 0.8%
1,035,000		Braskem Netherlands Finance BV, 4.500%, 1/10/2028	928,095
1,785,000		Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,518,069
53,329	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	8,818,448
2,685,000		Brazilian Government International Bond, 4.500%, 5/30/2029	2,487,799
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,038,884
2,980,000		BRF S.A., 4.875%, 1/24/2030	2,513,172
650,000		Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	568,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	$1,067,561
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	558,469
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,116,045
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	923,831
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	461,410

		23,000,533

	Canada – 1.4%
790,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	639,750
339,847	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	274,256
711,704	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A	602,023
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	408,240
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,039,112
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	995,626
2,835,000	Bell Telephone Co. of Canada/Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	1,983,998
1,735,000	Brookfield Finance I UK PLC/ Brookfield Finance ,Inc., 2.340%, 1/30/2032	1,320,836
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	930,660
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,928,472
1,220,000	Canada Housing Trust No. 1, 1.550%, 12/15/2026, 144A, (CAD)	828,861
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,196,654
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)	820,786
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,103,312
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,094,652
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,054,850
162,257	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	117,597
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,115,725
705,000	Open Text Corp., 6.900%, 12/01/2027, 144A	705,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)	$1,579,694
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	1,931,936
7,170,000	Toronto-Dominion Bank (The), 1.950%, 1/12/2027	6,388,614
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025	1,528,042
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,492,357

		39,081,053

	Chile – 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	460,268
975,000	Antofagasta PLC, 5.625%, 5/13/2032	956,275
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A	2,148,068
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	935,334
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032	822,268
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,229,873
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A	1,711,970
595,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	473,025
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A	1,671,437
525,000	Enel Chile S.A., 4.875%, 6/12/2028	511,612
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,196,362
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	795,200
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,088,770

		16,000,462

	China – 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	846,276
795,000	Baidu, Inc., 3.875%, 9/29/2023	784,069
2,750,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(b)	492,250
2,750,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(b)	590,782
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A	520,120

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A	$499,560
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A	1,146,394
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,230,191

		6,109,642

	Colombia – 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,035,388
575,000	Colombia Government International Bond, 3.875%, 4/25/2027	508,848
29,559,900,000	Colombian TES, Series B, 7.500%, 8/26/2026, (COP)	5,205,868
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	1,765,204
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,031,875
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,248,141

		10,795,324

	Czech – 0.1%
1,525,000	CEZ A/S, EMTN, 0.875%, 12/02/2026, (EUR)	1,400,630
1,120,000	CEZ A/S, EMTN, 3.000%, 6/05/2028, (EUR)	1,079,286

		2,479,916

	Denmark – 0.1%
2,055,000	Orsted A/S, EMTN, 2.125%, 5/17/2027, (GBP)	2,225,798

	Dominican Republic – 0.2%
2,160,000	Dominican Republic International Bond, 4.500%, 1/30/2030, 144A	1,838,849
1,155,000	Dominican Republic International Bond, 4.875%, 9/23/2032, 144A	958,720
590,000	Dominican Republic International Bond, 5.950%, 1/25/2027, 144A	577,834
995,000	Dominican Republic International Bond, 6.000%, 7/19/2028, 144A	958,245
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	441,978

		4,775,626

	Ecuador – 0.1%
4,275,000	Ecuador Government International Bond, 5.500%, 7/31/2030	2,746,780

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – 0.3%
$205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	$195,314
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	817,143
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	240,627
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A	3,935,433
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	883,142
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	974,242

		7,045,901

	Germany – 0.4%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,389,823
305,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	216,604
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,653,397
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	2,957,064
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	381,565
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A	1,319,282
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	410,253
730,000	Volkswagen Group of America Finance LLC, 4.350%, 6/08/2027, 144A	699,728
2,100,000	Vonovia SE, EMTN, 0.750%, 9/01/2032, (EUR)	1,489,168

		10,516,884

	Guatemala – 0.1%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	923,832
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	980,879
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,023,180

		2,927,891

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	340,402
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029	1,277,602

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hong Kong – continued
$1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	$1,065,683

		2,683,687

	India – 0.5%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	876,556
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,176,877
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,484,913
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,191,986
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,095,813
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025, 144A	2,211,168
2,420,000	Shriram Finance Ltd., EMTN, 4.400%, 3/13/2024	2,328,330

		13,365,643

	Indonesia – 0.3%
1,475,000	Indonesia Government International Bond, 2.850%, 2/14/2030	1,324,211
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	296,712
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	3,311,314
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	2,842,933

		7,775,170

	Ireland – 0.3%
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	540,365
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,536,814
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,236,972
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	404,630
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(c)	3,060,884

		7,779,665

	Israel – 0.9%
10,950,000	State of Israel, Series 0330, 1.000%, 3/31/2030, (ILS)	2,596,668
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,417,433
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,996,465

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
		Israel – continued
$17,791,000		Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$10,877,867
4,675,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,225,731
510,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	454,179

			24,568,343

		Italy – 0.6%
200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	192,200
530,000		Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	557,903
6,965,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	6,122,724
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,233,299
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,477,632
1,975,000		Republic of Italy Government International Bond, 2.375%, 10/17/2024	1,858,850
830,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	760,688
1,460,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,284,610
200,000		UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	162,490

			17,650,396

		Japan – 0.8%
1,026,922,400	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)	8,098,895
2,375,000		Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,090,437
2,020,000		Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,539,264
2,000,000		Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024	1,951,589
2,000,000		Nomura Holdings, Inc., 1.851%, 7/16/2025	1,822,915
2,385,000		Nomura Holdings, Inc., 2.710%, 1/22/2029	1,987,225
3,050,000		Sumitomo Mitsui Financial Group, Inc., 1.402%, 9/17/2026	2,655,993
1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	1,249,430

			21,395,748

		Korea – 0.9%
1,650,000		Kia Corp., 1.750%, 10/16/2026, 144A	1,417,878

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Korea – continued
$1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	$935,143
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A	1,397,124
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A	2,116,014
4,500,000,000	Republic of Korea, Series 2312, 0.875%, 12/10/2023, (KRW)	3,464,471
4,500,000,000	Republic of Korea, Series 2509, 1.125%, 9/10/2025, (KRW)	3,319,957
13,130,550,000	Republic of Korea, Series 3012, 1.500%, 12/10/2030, (KRW)	8,752,215
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	718,398
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,027,201
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	147,454

		24,295,855

	Luxembourg – 0.1%
920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	887,156
1,905,000	Blackstone Property Partners Europe Holdings S.a.r.l., EMTN, 1.625%, 4/20/2030, (EUR)	1,392,080
280,000	Logicor Financing S.a.r.l., EMTN, 0.875%, 1/14/2031, (EUR)	193,946
1,490,000	Logicor Financing S.a.r.l., EMTN, 1.625%, 1/17/2030, (EUR)	1,159,422
100,000	Logicor Financing S.a.r.l., EMTN, 2.000%, 1/17/2034, (EUR)	67,620

		3,700,224

	Mexico – 1.6%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	605,488
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	757,367
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	730,088
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	722,335
1,905,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,607,886
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	820,796
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	410,500
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,528,719

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$800,000		Gruma SAB de CV, 4.875%, 12/01/2024	$791,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	314,967
1,515,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,211,106
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	671,504
1,707,184	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	7,924,193
1,294,043	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	6,452,119
637,836	(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,096,892
724,558	(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,504,605
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030	2,321,611
1,880,000		Mexico Government International Bond, 3.500%, 2/12/2034	1,504,505
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	146,624
810,000		Mexico Government International Bond, 4.875%, 5/19/2033	743,533
1,850,000		Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,617,289
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,143,067
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	2,652,752
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	104,397
835,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	791,165
2,090,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,980,302
1,010,000		Unifin Financiera SAB de CV, 7.250%, 9/27/2023(b)	30,229
2,195,000		Unifin Financiera SAB de CV, 9.875%, 1/28/2029(b)	54,875

			44,239,914

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	848,911
1,725,000		ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A	1,550,809

			2,399,720

		New Zealand – 0.6%
5,000,000		Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)	3,437,910

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	New Zealand – continued
3,575,000	New Zealand Government Bond, Series 0429, 3.000%, 4/20/2029, (NZD)	$2,086,143
10,700,000	New Zealand Government Bond, Series 0524, 0.500%, 5/15/2024, (NZD)	6,384,059
6,310,000	New Zealand Government Bond, Series 0531, 1.500%, 5/15/2031, (NZD)	3,187,749

		15,095,861

	Nigeria – 0.1%
1,975,000	Nigeria Government International Bond, 6.125%, 9/28/2028, 144A	1,526,951

	Norway – 0.7%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A	3,181,198
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,293,087
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)	1,605,772
41,750,000	Norway Government Bond, Series 479, 1.750%, 2/17/2027, 144A, (NOK)	4,048,144
36,610,000	Norway Government Bond, Series 480, 2.000%, 4/26/2028, 144A, (NOK)	3,537,756
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)	4,169,840
455,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	469,887

		19,305,684

	Panama – 0.0%
1,485,000	Telecomunicaciones Digitales S.A., 4.500%, 1/30/2030, 144A	1,333,901

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,372,257
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	795,798

		2,168,055

	Peru – 0.3%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	2,690,761
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	1,845,527
2,455,000	Peruvian Government International Bond, 3.000%, 1/15/2034	1,933,689
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	983,226

		7,453,203

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Philippines – 0.0%
$1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	$927,288

	Poland – 0.2%
12,970,000	Republic of Poland Government Bond, Series 0725, 3.250%, 7/25/2025, (PLN)	2,715,460
26,400,000	Republic of Poland Government Bond, Series 1030, 1.250%, 10/25/2030, (PLN)	4,043,740

		6,759,200

	Portugal – 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	2,974,171

	Qatar – 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,519,297
1,600,000	QatarEnergy Trading LLC, 2.250%, 7/12/2031, 144A	1,323,939

		2,843,236

	Romania – 0.0%
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	752,325

	Singapore – 0.5%
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,374,701
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	816,292
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)	3,347,295
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)	7,329,925

		12,868,213

	South Africa – 0.7%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,137,759
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,389,830
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,380,666
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	904,239
116,835,000	Republic of South Africa Government Bond, Series 2035, 8.875%, 2/28/2035, (ZAR)	5,789,749
39,185,000	Republic of South Africa Government Bond, Series R213, 7.000%, 2/28/2031, (ZAR)	1,860,170

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – continued
$7,585,000	Republic of South Africa Government International Bond, 5.750%, 9/30/2049	$5,549,945

		18,012,358

	Spain – 0.3%
2,000,000	Banco Santander S.A., (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,708,333
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	585,282
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	524,900
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	3,066,741
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	665,000
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	446,993
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	2,457,977

		9,455,226

	Supranationals – 0.4%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023	1,477,968
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,742,990
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,644,751

		9,865,709

	Sweden – 0.2%
1,900,000	Heimstaden Bostad Treasury BV, EMTN, 1.375%, 7/24/2028, (EUR)	1,518,142
2,560,000	Sweden Government Bond, Series 1058, 2.500%, 5/12/2025, 144A, (SEK)	243,704
38,000,000	Sweden Government Bond, Series 1062, 0.125%, 5/12/2031, 144A, (SEK)	3,020,948

		4,782,794

	Switzerland – 0.3%
930,000	Credit Suisse AG, 2.950%, 4/09/2025	837,003
325,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	332,757
4,110,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	2,839,790
2,290,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	1,955,870
295,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	276,960
345,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	314,247

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Switzerland – continued
$500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	$439,240
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,250,532
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	307,700

		8,554,099

	Taiwan – 0.2%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,575,364
3,180,000	TSMC Arizona Corp., 4.125%, 4/22/2029	3,020,229

		4,595,593

	Tanzania – 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	906,200

	Thailand – 0.0%
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	949,069

	Trinidad And Tobago – 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	400,475

	Turkey – 0.6%
2,045,000	Aydem Yenilenebilir Enerji A/S, 7.750%, 2/02/2027, 144A	1,664,794
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,031,367
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,664,671
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	494,330
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,472,212
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	5,593,425
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,265,457

		16,186,256

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029	1,505,350
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A	1,200,791

		2,706,141

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – 0.4%
$200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	$191,294
95,000	Avon Products, Inc., 8.450%, 3/15/2043	90,953
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	1,246,201
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,130,887
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	1,088,853
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A	1,207,797
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A	1,102,506
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	285,432
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	815,531
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,075,858
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	2,101,314
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	262,622

		10,599,248

	United States – 11.1%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	145,530
315,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	242,550
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,804,864
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	445,123
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	765,719
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	604,331
1,313,306	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,277,886
976,644	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	867,573
286,103	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	269,025
343,364	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	308,532
3,975,000	Apple, Inc., 2.513%, 8/19/2024, (CAD)	2,835,666
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	242,278

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	$1,709,871
1,300,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,039,052
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,884,235
910,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	668,632
665,000	Barings BDC, Inc., 3.300%, 11/23/2026	563,640
7,800,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	4,961,126
4,695,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	2,253,574
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	178,839
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,014,012
500,000	Block, Inc., 3.500%, 6/01/2031	398,963
25,000	Boeing Co. (The), 3.250%, 2/01/2035	19,012
165,000	Boeing Co. (The), 3.550%, 3/01/2038	121,566
25,000	Boeing Co. (The), 3.625%, 3/01/2048	16,357
80,000	Boeing Co. (The), 3.750%, 2/01/2050	55,144
635,000	Boeing Co. (The), 3.850%, 11/01/2048	435,862
640,000	Boeing Co. (The), 3.950%, 8/01/2059	429,773
875,000	BPR Trust, Series 2021-NRD, Class F, 1-month SOFR + 6.870%, 11.196%, 12/15/2038, 144A(e)	769,566
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	495,619
545,000	Carnival Corp., 5.750%, 3/01/2027, 144A	389,152
490,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	390,150
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	8,486,442
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,811,951
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,276,853
595,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	554,582
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	232,344
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	359,507

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	$256,756
2,510,000	Centene Corp., 2.500%, 3/01/2031	1,964,008
160,000	Centene Corp., 2.625%, 8/01/2031	125,728
975,000	Centene Corp., 3.000%, 10/15/2030	799,256
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	145,926
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	151,375
6,405,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	4,097,108
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	110,482
360,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	280,263
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	634,143
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	154,019
4,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,733,786
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	5,857,043
1,565,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,118,770
2,087,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	1,545,816
4,565,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	4,249,377
20,100,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	11,107,945
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,150,922
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	479,719
495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	279,175
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	911,513
490,000	Dana, Inc., 5.375%, 11/15/2027	454,532
80,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	78,200
2,235,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	1,848,636

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$380,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$366,219
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	785,057
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	49,490
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,256
355,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	317,604
2,475,000	DISH DBS Corp., 5.125%, 6/01/2029	1,596,647
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	3,466,209
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,580,524
160,000	Edison International, 4.950%, 4/15/2025	157,344
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	461,869
280,000	EPR Properties, 3.600%, 11/15/2031	202,860
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	64,332
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,317,763
360,000	EQT Corp., 5.000%, 1/15/2029	337,953
190,000	EQT Corp., 5.700%, 4/01/2028	188,979
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	98,781
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,039,616
170,000	Ford Motor Co., 3.250%, 2/12/2032	127,490
1,755,000	Ford Motor Co., 6.625%, 10/01/2028	1,735,011
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,529,433
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	6,270,698
2,710,000	General Motors Co., 5.200%, 4/01/2045	2,202,608
405,000	General Motors Co., 6.250%, 10/02/2043	374,434
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	383,973
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	367,717
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	715,799

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$975,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$970,427
830,000	HCA, Inc., 3.500%, 9/01/2030	715,855
610,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	521,502
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	538,661
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	404,200
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	940,395
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,413,552
9,810,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	8,295,826
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,080,408
1,210,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	985,351
665,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	563,310
1,980,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,683,846
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	989,947
795,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	649,436
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	549,449
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,066,704
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	284,346
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	721,775
44,000	Masco Corp., 6.500%, 8/15/2032	45,041
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	596,720
2,119,637	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,107,347
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	361,241
490,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	378,407
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,740,903
1,365,000	Navient Corp., 5.000%, 3/15/2027	1,194,939

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$191,000	Navient Corp., Series A, 5.625%, 8/01/2033	$136,066
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,613,162
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	532,319
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	583,195
2,620,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,443,409
310,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	300,700
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	20,810
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	421,118
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	30,276
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,433,610
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	55,200
1,845,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,083,013
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,165,794
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	826,181
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,196,533
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	130,642
1,490,000	Oracle Corp., 3.950%, 3/25/2051	1,061,534
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,006,247
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	44,583
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	231,322
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	31,488
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	122,404
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	142,656
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	7,922,499
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,263,543
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,919,617

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$320,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	$315,555
1,265,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	988,800
315,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	267,925
1,060,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	891,100
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	1,939,679
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	1,356,547
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	369,830
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	993,514
5,850,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	5,014,400
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,383,824
130,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	103,017
9,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	7,435,066
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,368,339
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	1,758,156
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,295,926
1,605,000	SBA Communications Corp., 3.125%, 2/01/2029	1,334,541
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	972,988
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	504,000
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	375,188
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	144,915
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	269,196
2,255,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,099,461
380,000	Synchrony Bank, 5.400%, 8/22/2025	374,870
765,000	Synchrony Bank, 5.625%, 8/23/2027	746,984
410,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	346,010
735,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	593,840

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	$6,077,310
2,420,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	2,090,395
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,540,810
255,000	Tapestry, Inc., 3.050%, 3/15/2032	198,468
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	148,987
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	155,252
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	72,581
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	167,032
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	65,889
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	70,539
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	325,044
10,000,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,148,301
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	510,001
65,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	63,587
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,976
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	637,205
55,429	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	53,611
227,562	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	207,276
5,320,000	U.S. Treasury Bond, 2.250%, 2/15/2052	3,699,478
22	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(f)	21
7,317,621	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(f)	7,242,873
5,930,000	U.S. Treasury Note, 0.125%, 1/31/2023(g)	5,912,129
1,940,000	U.S. Treasury Note, 0.500%, 11/30/2023	1,866,492
2,910,000	U.S. Treasury Note, 0.875%, 1/31/2024	2,792,122
17,750,000	U.S. Treasury Note, 2.250%, 3/31/2024	17,221,660
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	11,426,509

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	$8,308,799
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,556,088
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	140,482
291,597	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	261,224
1,991,766	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	1,961,949
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	1,934,489
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	834,967
740,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	696,397
640,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	613,600
525,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	519,887
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	1,047,140
130,000	Western Digital Corp., 2.850%, 2/01/2029	100,577
90,000	Western Digital Corp., 3.100%, 2/01/2032	64,689
360,000	Western Midstream Operating LP, 4.300%, 2/01/2030	314,251
820,000	Western Midstream Operating LP, 5.300%, 3/01/2048	674,226
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	124,608
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	95,447
475,000	Western Midstream Operating LP, 5.500%, 2/01/2050	391,305
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	64,233
89,000	Weyerhaeuser Co., 7.375%, 3/15/2032	98,379
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,409,863

		304,278,393

	Uruguay – 0.1%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	1,405,492
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	1,879,033

		3,284,525

	Total Non-Convertible Bonds (Identified Cost $941,577,317)	796,755,622

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – 2.6%
	United States – 2.6%
$40,000	Bentley Systems, Inc., 0.375%, 7/01/2027	$32,560
13,075,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	14,049,883
8,470,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(h)	5,421,732
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	14,772,870
700,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026(h)	646,187
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026	222,369
5,340,000	Livongo Health, Inc., 0.875%, 6/01/2025	4,674,529
4,380,000	NCL Corp. Ltd., 1.125%, 2/15/2027	3,000,037
430,000	Nutanix, Inc., 0.250%, 10/01/2027	359,695
135,000	Peloton Interactive, Inc., Zero Coupon, 1.146%, 2/15/2026(c)	95,565
230,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	339,020
565,000	RingCentral, Inc., Zero Coupon,7.146%-8.016%, 3/15/2026(h)	443,525
620,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(h)	433,070
7,365,000	Southwest Airlines Co., 1.250%, 5/01/2025	8,845,365
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	864,895
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(h)	527,275
15,615,000	Teladoc Health, Inc., 1.250%, 6/01/2027	11,995,362
6,678,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(h)	5,640,172
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	120,900

	Total Convertible Bonds (Identified Cost $92,271,282)	72,485,011

Municipals – 0.0%
	United States – 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $119,990)	108,101

	Total Bonds and Notes (Identified Cost $1,033,968,589)	869,348,734

Shares	Description	Value (†)

Preferred Stocks – 0.1%
Convertible Preferred Stocks – 0.1%
	United States – 0.1%
1,970	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	$2,253,720
31,312	El Paso Energy Capital Trust I, 4.750%	1,410,264

		3,663,984

	Total Convertible Preferred Stocks (Identified Cost $3,442,459)	3,663,984

	Total Preferred Stocks (Identified Cost $3,442,459)	3,663,984

Principal Amount (‡)

Short-Term Investments – 0.6%
$12,760,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $12,762,741 on 1/03/2023 collateralized by $14,876,100, U.S. Treasury Note, 1.250% due 3/31/2028 valued at $13,015,427 including accrued interest(i)	12,760,189
4,100,000	U.S. Treasury Bills, 4.220%, 3/23/2023(j)	4,061,840

	Total Short-Term Investments (Identified Cost $16,821,265)	16,822,029

	Total Investments – 99.7% (Identified Cost $2,832,113,623)	2,733,441,326
	Other assets less liabilities – 0.3%	8,120,600

	Net Assets – 100.0%	$2,741,561,926

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $285,879,185 or 10.4% of net assets.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
MTN	Medium Term Note

SOFR	Secured Overnight Financing Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/15/2023	COP	S	30,469,789,000	$6,182,366	$6,201,174	$(18,808)
Bank of America, N.A.	3/15/2023	GBP	B	1,007,000	1,218,369	1,219,530	1,161
Bank of America, N.A.	3/15/2023	GBP	B	7,627,000	9,479,026	9,236,700	(242,326)
Bank of America, N.A.	3/15/2023	JPY	B	8,701,840,000	64,092,037	66,926,419	2,834,382
Bank of America, N.A.	3/15/2023	KRW	S	19,047,379,000	14,592,449	15,092,144	(499,695)
Bank of America, N.A.	3/15/2023	MXN	S	256,059,000	12,709,976	12,973,502	(263,526)
Citibank N.A.	3/15/2023	CAD	B	1,865,000	1,370,522	1,378,172	7,650
Citibank N.A.	3/15/2023	CAD	S	25,702,000	18,823,444	18,992,911	(169,467)
HSBC Bank USA	3/15/2023	AUD	B	3,040,000	2,042,241	2,075,627	33,386
HSBC Bank USA	3/15/2023	AUD	S	3,040,000	2,037,195	2,075,627	(38,432)
Morgan Stanley Capital Services, Inc.	3/15/2023	EUR	B	85,114,000	91,193,097	91,547,232	354,135
Morgan Stanley Capital Services, Inc.	3/15/2023	NZD	S	6,003,000	3,836,181	3,814,334	21,847
UBS AG	3/15/2023	IDR	S	100,000,000,000	6,407,381	6,417,782	(10,401)
UBS AG	3/15/2023	SEK	B	7,350,000	725,751	707,183	(18,568)

Total							$1,991,338

At December 31, 2022, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	3/15/2023	NOK	30,959,000	EUR	2,940,426	$3,162,674	$(6,959)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date. When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/22/2023	110	$13,097,408	$13,010,938	$(86,470)
Ultra Long U.S. Treasury Bond	3/22/2023	189	25,779,391	25,385,062	(394,329)

Total					$(480,799)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$129,921,911	$—	$129,921,911
Japan	—	49,510,649	—	49,510,649
Netherlands	—	84,839,519	—	84,839,519
Sweden	—	65,166,124	—	65,166,124
Taiwan	—	44,950,105	—	44,950,105
United Kingdom	81,958,596	16,138,385	—	98,096,981
United States	1,357,788,150	13,333,140	—	1,371,121,290

Total Common Stocks	1,439,746,746	403,859,833	—	1,843,606,579

Bonds and Notes*	—	869,348,734	—	869,348,734
Preferred Stocks*	1,410,264	2,253,720	—	3,663,984
Short-Term Investments	—	16,822,029	—	16,822,029

Total Investments	1,441,157,010	1,292,284,316	—	2,733,441,326

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,252,561	—	3,252,561

Total	$1,441,157,010	$1,295,536,877	$—	$2,736,693,887

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,268,182)	$—	$(1,268,182)
Futures Contracts (unrealized depreciation)	(480,799)	—	—	(480,799)

Total	$(480,799)	$(1,268,182)	$—	$(1,748,981)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2022, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$3,252,561

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(1,268,182)	$—
Exchange-traded/cleared liability derivatives Interest rate contracts	—	(480,799)

Total liability derivatives	$(1,268,182)	$(480,799)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2022, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Citibank N.A.	$(161,817)	$110,000
HSBC Bank USA	(5,046)	60,000
UBS AG	(28,969)	-

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 5,962,438	$ 4,025,042

Net loss amount reflects cash received as collateral of $750,000.

Industry Summary at December 31, 2022 (Unaudited)

Semiconductors & Semiconductor Equipment	7.6%
IT Services	7.3
Life Sciences Tools & Services	6.8
Treasuries	6.6
Capital Markets	6.3
Software	5.7
Machinery	5.2
Chemicals	5.1
Textiles, Apparel & Luxury Goods	3.5
Banking	2.8
Specialty Retail	2.7
Interactive Media & Services	2.5
Health Care Providers & Services	2.5
Cable Satellite	2.5
Banks	2.4
Internet & Direct Marketing Retail	2.2
Hotels, Restaurants & Leisure	2.0
Finance Companies	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	0.6

Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2022 (Unaudited)

United States Dollar	77.0%
Euro	9.8
Swedish Krona	2.5
Japanese Yen	2.0
Other, less than 2% each	8.4

Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3

Net Assets	100.0%